NOTES PAYABLE - RELATED PARTY	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
NOTES PAYABLE - RELATED PARTY

NOTE 5 – NOTES PAYABLE – RELATED PARTY

In November 2011, the Company issued a promissory note for $53,500 to an affiliated company owned by the officers of Amicor. The note was payable in full without interest on or before January 15, 2012.

In December 2011, the Company issued a promissory note for $99,474 to an affiliated company owned by the officers of Amicor. The note was payable in full without interest on or before January 15, 2012 and was subject to a late charge of 5% per annum if not paid within 15 days after January 15, 2012.

Such note was issued in connection with the execution of a lease assignment agreement between the Company and the affiliated company for certain mineral rights located in San Juan County, Utah.

On January 30, 2012, the Company paid both promissory notes for a total of $152,974. The affiliated company agreed not to charge the Company a late penalty fee upon satisfaction of the notes.

On November 14, 2012, upon the closing of the Sampo Share Exchange (See Note 1), LVL Patent Group LLC, of which Mr. Croxall is the Chief Executive Officer, and John Stetson, were former members of Sampo, received 4,000,000 and 500,000 shares of the Company’s common stock, respectively, in connection with the Sampo Share Exchange.